FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES	12 Months Ended
Jun. 30, 2019
Disclosure Of Risk Management Objectives And Policies [Abstract]
Financial Risk Management Objectives And Policies
19.	FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES
The Company’s principal financial instruments comprise receivables, payables, cash and short-term deposits.
The Company manages its exposure to key financial risks, including interest rate and foreign currency risk in accordance with the Company’s financial risk management policy. The objective of the policy is to support the delivery of the Company’s financial targets whilst protecting future financial security.
The main risks arising from the Company’s financial instruments are interest rate risk, foreign currency risk, credit risk and liquidity risk. The Company uses different methods to measure and manage different types of risk to which it is exposed. These include monitoring levels of exposure to interest rate and foreign exchange risk and assessments of market forecasts for interest rates and foreign exchange. Aging analyses and monitoring of specific credit allowances are undertaken to manage credit risk, and liquidity risk is monitored through the development of future rolling cash flow forecasts. The Board reviews and agrees on policies for managing each of these risks as summarized below.
Primary responsibility for identification and control of financial risks rests with the Chief Financial Officer under the authority of the Board. The Board reviews and agrees on policies for managing each of the risks identified below including foreign currency and interest rate risk, credit allowances and future cash flow forecast projections.
At the reporting date, the Company had the following financial assets and liabilities:

	2019		2018
Financial Assets
Cash and cash equivalents	A$	28,983,491	A$	14,825,532
Trade and other receivables		2,980,102		5,437,357
Financial Liabilities
Trade and other payables		(5,633,562)		(3,487,582)
Provisions		(650,359)		(395,535)

Net	A$	25,679,672	A$	16,379,772

Risk Exposures and Responses
Interest rate risk
The Company’s exposure to market interest rates relates primarily to short-term deposits with a floating interest rate.
At reporting date, the Company had the following mix of financial assets exposed to interest rate risk:

	2019		2018
Financial Assets
Cash and cash equivalents	A$	28,983,491	A$	14,825,532

Net exposure	A$	28,983,491	A$	14,825,532

The Company’s policy is to manage its finance costs and revenue using a mix of fixed and variable interest rates depending on the forecast funding requirements of the Company. At June 30, 2019 and 2018, there were no cash and cash equivalents recorded at a fixed rate of interest.
The following sensitivity analysis is based on the interest rate exposures in existence at the reporting date. The 1% sensitivity is based on reasonably possible changes over a financial year, using the observed range of historical rates for the preceding two-year
period.
At June 30, 2019, if interest rates had moved, as illustrated in the table below with all other variables held constant, post tax loss and equity would have been affected as follows:
Judgements of reasonably possible movements:

	Post Tax Loss (Higher)/Lower				Equity Higher/(Lower)
	2019		2018		2019		2018
+1% (100 basis points)	A$	289,835	A$	148,255	A$	289,835	A$	148,255
-1% (100 basis points)		(289,835)		(148,255)		(289,835)		(148,255)

The movements in loss are due to higher/lower finance revenue from variable rate cash balances.
Foreign currency risk
The Company has investment operations in Europe and the United States. The Company’s consolidated statement of financial position can be affected by movements in exchange rates and the Company does not currently hedge this exposure.
The Company also has transactional currency exposures. Such exposures arise from sales or purchases by an operating entity in currencies other than the functional currency.
Approximately 85% (2018: 93%) of the Company’s sales are denominated in currencies other than the functional currency, whilst approximately 70% (2018: 74%) of costs are denominated in the functional currency.
At June 30, 2019, the Company had the following exposure to foreign currencies:

	2019		2018
Financial Assets
Cash and cash equivalents	A$	28,539,291	A$	13,046,513
Trade and other receivables		2,350,457		2,847,542

		30,889,748		15,894,055

Financial Liabilities
Trade and other payables		(4,718,118)		(3,356,546)

Net exposure	A$	26,171,630	A$	12,537,509

The following sensitivity is based on the foreign currency risk exposures in existence at the reporting date. The percentage sensitivity is based on reasonably possible changes over a financial year, using the observed range of historical rates for the preceding two-year
period.
At June 30, 2019, had the Australian Dollar moved, as illustrated in the table below, with all other variables held constant, post-tax
loss and equity would have been affected as follows:
Judgments of reasonably possible movements:

	Post Tax Loss (Higher)/Lower						Equity Higher/(Lower)
	2019		2018		2017		2019		2018		2017
AUD/GBP +10%	A$	29,701	A$	54,761	A$	(62,731)	A$	29,701	A$	54,761	A$	(62,731)
AUD/GBP –5%		14,851		27,380		31,366		14,851		27,380		31,366
AUD/USD +10%		3,509,311		1,827,003		(67,791)		3,509,311		1,827,003		(67,791)
AUD/USD –5%		1,754,656		913,502		33,895		1,754,656		913,502		33,895
AUD/EUR +10%		12,762		8,663		(13,795)		12,762		8,663		(13,795)
AUD/EUR –5%		6,381		4,332		6,897		6,381		4,332		6,897
Management believe the reporting date risk exposures are representative of the risk exposure inherent in the financial instruments. The Company has no processes and objectives for managing foreign exchange risks.
Credit risk
Credit risk arises from the financial assets of the Company, which comprise cash and cash equivalents and trade and other receivables. The Company’s exposure to credit risk arises from potential default of the counterparty, with a maximum exposure equal to the carrying amount of these instruments.
The Company does not hold any credit derivatives to offset its credit exposure.
The Company trades only with recognized, creditworthy third parties, and as such collateral is not requested nor is it the Company’s policy to securitize its trade and other receivables.
It is the Company’s policy that all customers who wish to trade on credit terms are subject to credit verification procedures including an assessment of their independent credit rating, financial position, experience and industry reputation. Risk limits are set for each individual customer in accordance with parameters set by the Board. These risk limits are regularly monitored.
In addition, receivable balances are monitored on an
on-going
basis with the result that the Company’s exposure to bad debts is not significant.
A significant balance of cash is held in Silicon Valley Bank. This is a highly rated institution which effectively manages its risk profile and therefore the company considers its cash balances to be secure.
There is no concentration of debt amongst the creditors.
Liquidity risk
The Company’s objective is to maintain a balance between continuity of funding and flexibility using bank overdrafts, bank loans and finance leases.
The table below reflects all contractually fixed payoffs and receivables for settlement, repayments and interest resulting from recognized financial assets and liabilities. For all obligations, the respective undiscounted cash flows for the respective upcoming fiscal years are presented. Cash flows for financial assets and liabilities without fixed amount or timing are based on the conditions existing at June 30, 2019.

The remaining contractual maturities of the Company’s financial liabilities are:

	2019		2018
6 months or less	A$	5,633,562	A$	3,487,582
6-12 months		—		—
1-3 years		—		—

	A$	5,633,562	A$	3,487,582

Maturity analysis of financial assets and liabilities are based on management’s expectation.
The risk implied from the values shown in the table below reflects a balanced view of cash inflows and outflows. Trade payables and other financial liabilities mainly originate from the financing of assets used in our on-going
operations such as property, plant, equipment and investments in working capital including inventories and trade receivables. These assets are considered in the Company’s overall liquidity risk.

Year ended June 30, 2019	< 6 months		6-12 months		1-5 years		Total
Financial Assets
Cash and cash equivalents	A$	28,983,491	A$	—	A$	—	A$	28,983,491
Trade and other receivables		2,980,102		—		—		2,980,102

		31,963,593		—		—		31,963,593

Financial Liabilities
Trade and other payables		(5,633,562)		—		—		(5,633,562)

Net maturity	A$	26,330,031	A$	—	A$	—	A$	26,330,031

Year ended June 30, 2018	< 6 months		6-12 months		1-5 years		Total
Financial Assets
Cash & cash equivalents	A$	14,825,532	A$	—	A$	—	A$	14,825,532
Trade & other receivables		5,437,357		—		—		5,437,357

		20,262,889		—		—		20,262,889

Financial Liabilities
Trade & other payables		(3,487,582)		—		—		(3,487,582)

Net maturity	A$	16,775,307	A$	—	A$	—	A$	16,775,307